(Loss)/income per share	12 Months Ended
Dec. 31, 2023
(Loss)/income per share
(Loss)/income per share

19.         (Loss)/income per share

Basic and diluted net (loss)/income per share for each period presented are calculated as follows:

	December 31,
	2021	2022	2023
	US$	US$	US$
Numerator:
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic and diluted	(417,307,378)	(263,353,561)	40,282,025
Denominator:
Weighted average number of shares outstanding-basic*	107,283,420	107,849,225	106,686,376
Stock options	—	—	—
Restricted stock units	—	—	—
Weighted average number of shares outstanding-diluted	107,283,420	107,849,225	106,686,376
Basic (loss)/income per share	(3.89)	(2.44)	0.38
Diluted (loss)/income per share	(3.89)	(2.44)	0.38
*

The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.

During the year ended December 31, 2023, nil (2021: nil; 2022: nil) stock options, and nil (2021: 81,035; 2022: nil) RSUs were excluded from the calculation of earnings per share, respectively, because their effect would be anti-dilutive.